Richard Goldberger
Senior Director and Associate General Counsel
[ AXA EQUITABLE - LOGO ]	Phone: 201-743-7174
Fax: 201-743-5940

LAW DEPARTMENT

August 15, 2014

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.W.
Washington, D.C. 20549

RE: AXA Equitable Life Insurance Company

       Post-Effective Amendment No. 4 to the Registration Statement on Form S-3

       File No. 333- 195440

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith Post-Effective Amendment No. 4 (“Post-Effective Amendment No. 4”) to AXA Equitable’s Form S-3 Registration Statement (the “S-3 Registration Statement”) under the Securities Act of 1933 (“1933 Act”) with respect to interests in the Structured Investment Option (“SIO”) available under certain Equi-Vest variable annuity contracts offered by AXA Equitable.

On August 5, 2014, we filed Post-Effective Amendment No. 3 to the Registration Statement on Form S-3 to add two new securities indexes and four new Segment Types to the Structured Investment Option available under certain Equi-Vest variable annuity contracts offered by AXA Equitable. On August 6, 2014, we received oral comments on this filing from Ms. Alison White of the Securities and Exchange Commission Staff. We provided responses to those comments on August 8, 2014.

AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in Post-Effective Amendment No. 4.

Tandy Representation

On behalf of AXA Equitable we hereby make the representations below regarding Post-Effective Amendment No. 4:

•	We hereby acknowledge that the Staff of the Commission has not passed upon the accuracy or adequacy of the prospectus supplements for the above-referenced Registration Statements.

•

We acknowledge that the review of the filings by the Staff of the Commission does not relieve the registrant of its full responsibility for the adequacy and accuracy of the disclosure of this filing nor does it foreclose the Commission from taking any action with respect to the filings.

•

Further, we acknowledge that the registrant may not assert as a defense in any proceeding initiated by the Commission or any person under federal securities law that the Staff of the Commission reviewed the filing and provided comments to the registrant or that the filings became automatically effective thereafter.

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form S-3, Reg. No. 333-195440, as amended by Post-Effective Amendment No. 4 be declared effective as of August 18, 2014. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Please contact the undersigned at (201) 743-7174 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Richard Goldberger

Richard Goldberger

cc: Christopher E. Palmer, Esq.

      Alison White, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104